Trade receivables and other payables (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Trade Receivables And Other Payables
Expected credit loss, beginning balance		R$ (10,228)	R$ (1,200)
Additions, net	[1]	(15,320)	(9,028)
Foreign exchange rate		598
Write-off		585
Expected credit loss, ending balance		R$ (24,365)	R$ (10,228)

[1]	Increase on loss allowances during the year ended December 31, 2022 and 2021 refers principally to a specific client which management understands will not be recoverable.